Non-financial Assets and Liabilities - Schedule of Deferred Consideration (Parenthetical) (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Oct. 12, 2018	Dec. 31, 2019	Jun. 30, 2019
Deferred Tax Assets And Liabilities [Line Items]
Deferred consideration		$ 10,000	$ 10,000
Milestone consideration recognized during the period		2,500	20,000
Tasly
Deferred Tax Assets And Liabilities [Line Items]
Deferred consideration			$ 10,000
Milestone consideration recognized during the period	$ 20,000	20,000
Grunenthal
Deferred Tax Assets And Liabilities [Line Items]
Milestone consideration recognized during the period		$ 2,500